Group cash flow statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 13,912	$ 18,179
Dividends from equity accounted units		633	726
Cash flows from operations		14,545	18,905
Net interest paid		(217)	(208)
Dividends paid to holders of non-controlling interests in subsidiaries		(41)	(407)
Tax paid		(3,813)	(4,629)
Net cash generated from operating activities		10,474	13,661
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(3,146)	(3,336)
Acquisitions of subsidiaries, joint ventures and associates		(825)	0
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates		0	10
Purchases of financial assets		(66)	(18)
Sales of financial assets		52	16
Sales of property, plant and equipment and intangible assets		1	26
Net (funding of)/receipts from equity accounted units		(48)
Net (funding of)/receipts from equity accounted units			28
Other investing cash flows		10	(33)
Net cash used in investing activities		(4,022)	(3,307)
Cash flows before financing activities		6,452	10,354
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(7,595)	(6,435)
Proceeds from additional borrowings		144	137
Repayment of borrowings and associated derivatives		(211)	(257)
Lease principal payments		(183)	(170)
Proceeds from issue of equity to non-controlling interests		22	28
Other financing cash flows		1	6
Net cash used in financing activities		(7,822)	(6,691)
Effects of exchange rates on cash and cash equivalents		(26)	(21)
Net (decrease)/increase in cash and cash equivalents		(1,396)	3,642
Opening cash and cash equivalents less overdrafts		12,805	10,381
Closing cash and cash equivalents less overdrafts		$ 11,409	$ 14,023

[1]

(a) Cash flows from consolidated operations
Profit after tax for the period		9,413	13,068
Adjustments for:
– Taxation	5	2,902	4,981
– Finance items		359	(56)
– Share of profit after tax of equity accounted units		(468)	(556)
– Depreciation and amortisation		2,459	2,307
– Provisions (including exchange differences on provisions)	8	496	485
– Pension settlement		—	(291)
Utilisation of provision for post-retirement benefits	8	(66)	(76)
Utilisation of provisions	8	(363)	(349)
Change in inventories		(582)	(518)
Change in receivables and other assets		(128)	(966)
Change in trade and other payables		267	250
Other items(b)		(377)	(100)
		13,912	18,179